Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 69	$ 0	$ 0
Convertible notes payable, discounts	$ 0	$ 6,898	$ 0
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	38,500,000	38,500,000
Common stock, shares issued	14,956,322	2,620,803	1,301,249
Common stock, shares outstanding	14,956,322	2,620,803	1,301,249
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	0	3,092,781	3,092,781
Preferred Stock, issued	0	3,092,781	3,092,781
Preferred Stock, outstanding	0	3,092,781	3,092,781
Preferred Stock, liquidation preference	$ 0	$ 18,138	$ 16,800
Series A Redeemable Convertible Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	0	5,666,667	5,666,667
Preferred Stock, issued	0	3,914,697	3,000,000
Preferred Stock, outstanding	0	3,914,697	3,000,000
Preferred Stock, liquidation preference	$ 0	$ 8,353	$ 5,929
Series A-1 Redeemable Convertible Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	0	2,666,667	2,666,667
Preferred Stock, issued	0	0	914,697
Preferred Stock, outstanding	0	0	914,697
Preferred Stock, liquidation preference	$ 0	$ 0	$ 1,808